Rationalization Of Operations (Tables)	12 Months Ended
Sep. 30, 2014
Restructuring Charges [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations

	2012	Expense	Paid/Utilized	2013
Severance and benefits	$23	45	41	27
Lease and other contract terminations	5	3	5	3
Fixed asset write-downs	—	1	1	—
Vacant facility and other shutdown costs	3	6	8	1
Start-up and moving costs	1	23	23	1
Total	$32	78	78	32

	2013	Expense	Paid/Utilized	2014
Severance and benefits	$27	27	34	20
Lease and other contract terminations	3	3	5	1
Fixed asset write-downs	—	2	2	—
Vacant facility and other shutdown costs	1	5	6	—
Start-up and moving costs	1	18	18	1
Total	$32	55	65	22

Schedule Of Rationalization Of Operations By Segment

	2012	2013	2014
Process Management	$19	15	17
Industrial Automation	27	27	7
Network Power	53	25	15
Climate Technologies	11	3	14
Commercial & Residential Solutions	9	8	2
Total	$119	78	55